NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE [Abstract]
Basic and Diluted Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:
	Years ended December 31,
	2021	2020	2019
Numerator
Net loss	$ (94,989)	$ (36,613)	$ (35,792)
Numerator for basic and diluted EPS - loss attributable to common stockholders	$ (94,989)	$ (36,613)	$ (35,792)
Denominator
Common stock	79,578,540	5,355,463	5,146,977
Denominator for basic and diluted EPS - weighted-average common stock	79,578,540	5,355,463	5,146,977
Basic and diluted net loss per share	$ (1.19)	$ (6.84)	$ (6.95)

Anti-Dilutive Common Equivalent Shares
Since the Company was in a net loss position for all periods presented, the basic net loss per shares calculation excludes preferred stock as it does not participate in net losses of the Company. Additionally, net loss per share attributable to Class A and Class B common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:
	Years ended December 31,
	2021	2020	2019
Outstanding options to purchase common stock	7,726,972	7,369,541	7,890,184
Outstanding restricted stock units	4,586,972	—	—
Outstanding warrants	3,968,319	—	—
Outstanding convertible preferred stock (Series A through E)	—	90,789,268	84,201,570
	16,282,263	98,158,809	92,091,754